UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

 405 Park Avenue, 15th Floor, New York, NY 10022

(Address of principal executive offices)

(Zip code)

            John H. Grady, President

            405 Park Avenue, 15th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period:   12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
December 31, 2013

Shares		Value

	COMMON STOCK - 62.8%
	DIVERSIFIED FINANANCIAL SERVICES - 3.9%
48,500	Home Loan Servicing Solutions Ltd.	$ 1,114,045

	REITS - APARTMENTS - 7.7%
9,222	Apartment Investment & Management Co.	238,942
3,750	Camden Property Trust	213,300
6,915	Home Properties Inc.	370,782
58,671	UDR Inc.	1,369,968
		2,192,992
	REITS - HEALTHCARE - 8.1%
19,800	HCP Inc.	719,136
29,057	Healthcare Realty Trust Inc.	619,205
1,000	Health Care REIT Inc.	53,570
27,000	Healthcare Trust of America Inc.	265,680
3,500	Omega Healthcare Investors Inc.	104,300
23,760	Senior Housing Properties Trust	528,185
		2,290,076
	REITS - HOTELS - 0.9%
5,000	Hospitality Properties Trust	135,150
12,100	Summit Hotel Properties Inc.	108,900
		244,050
	REITS - MORTGAGE - 10.0%
37,475	Apollo Commercial Real Estate Finance Inc.	608,969
127,900	NorthStar Realty Finance Corp.	1,720,255
18,656	Starwood Property Trust Inc.	516,771
		2,845,995
	REITS - OFFICE PROPERTY - 6.6%
34,400	BioMed Realty Trust Inc.	623,328
23,324	Corporate Office Properties Trust	552,546
58,925	First Potomac Realty Trust	685,298
		1,861,172
	REITS - REGIONAL MALLS - 6.4%
46,818	CBL & Associates Properties Inc.	840,851
12,179	General Growth Properties Inc.	244,433
35,000	Glimcher Realty Trust	327,600
4,500	Macerich Co., (The)	265,005
1,000	Simon Property Group Inc.	152,160
		1,830,049
	REITS - SHOPPING CENTERS - 3.9%
10,000	DDR Corp.	153,700
63,686	Excel Trust Inc.	725,383
15,500	Retail Opportunity Investments Corp.	228,160
		1,107,243
	REITS - STORAGE - 0.9%
6,000	Extra Space Storage Inc.	252,780

	REITS - TRIPLE NET - 5.1%
7,000	EPR Properties	344,120
4,952	Realty Income Corp.	184,858
19,048	Spirit Realty Capital Inc.	187,242
11,766	WP Carey Inc.	721,844
		1,438,064
	REITS - WAREHOUSE INDUSTRIAL - 9.3%
35,000	DCT Industrial Trust Inc.	249,550
59,400	Duke Realty Corp.	893,376
31,400	Liberty Property Trust	1,063,518
21,173	STAG Industrial Inc.	431,717
		2,638,161

	TOTAL COMMON STOCK (Cost - $18,299,750)	17,814,627

	PREFERRED STOCK - 33.8%
	REITS - HOTELS - 6.1%
7,500	Chesapeake Lodging Trust, 7.75%	184,425
4,200	FelCor Lodging Trust Inc., 8.00%	102,060
20,000	LaSalle Hotel Properties, 7.50%	491,200
7,132	Strategic Hotels & Resorts Inc., 8.25%	169,242
32,214	Summit Hotel Properties Inc., 7.875%	768,307
		1,715,234
	REITS - HEALTHCARE - 1.9%
3,000	Health Care REIT Inc., 6.50%	68,250
22,000	Ventas Realty LP , 5.45%	469,480
		537,730
	REITS - MORTGAGE - 0.7%
10,000	ARMOUR Residential REIT Inc., 7.875%	201,600

	REITS - OFFICE PROPERTY - 4.7%
12,070	Alexandria Real Estate Equities Inc., 6.45%	255,884
22,002	Boston Properties Inc., 5.25%	418,478
5,000	Corporate Office Properties Trust, 7.375%	117,700
1,000	Digital Realty Trust Inc., 5.875%	18,150
15,000	PS Business Parks Inc., 5.70%	288,300
717	PS Business Parks Inc., 5.75%	13,874
10,398	PS Business Parks Inc., 6.45%	227,196
		1,339,582
	REITS - REGIONAL MALLS - 9.3%
16,504	CBL & Associates Properties Inc., 6.625%	350,875
43,400	General Growth Properties Inc., 6.375%	874,510
40,700	Glimcher Realty Trust, 6.875%	879,120
8,000	Glimcher Realty Trust, 7.50%	184,720
18,000	Taubman Centers Inc., 6.25%	357,300
		2,646,525
	REITS - SHOPPING CENTERS - 7.3%
16,097	Cedar Realty Trust Inc., 7.25%	370,231
18,050	DDR Corp., 6.25%	376,884
10,480	DDR Corp., 6.50%	228,464
27,422	Kimco Realty Corp., 6.00%	572,297
24,000	Regency Centers Corp., 6.625%	520,800
		2,068,676
	REITS - STORAGE - 0.7%
10,400	Public Storage, 5.20%	196,040

	REITS - TRIPLE NET - 1.8%
27,260	National Retail Properties Inc., 5.70%	517,940

	REITS - WAREHOUSE INDUSTRIAL - 1.3%
13,107	Duke Realty Corp., 6.50%	298,184
2,900	STAG Industrial Inc., 6.625%	60,407
		358,591

	TOTAL PREFERRED STOCK (Cost - $10,617,208)	9,581,918

	SHORT-TERM INVESTMENTS - 4.8%
1,378,348	BlackRock Liquidity Funds T-Fund Portfolio, 0.03%^	1,378,348
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,378,348)	1,378,348

	TOTAL INVESTMENTS - 101.4% (Cost - $30,291,569)(a)	$ 28,774,893
	OTHER LIABILITIES LESS ASSETS - (1.4) %	(403,137)
	NET ASSETS - 100.0%	$ 28,371,756

LP - Limited Partnership
^ Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $30,291,569 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 655,083
	Unrealized depreciation	(2,171,759)
	Net unrealized depreciation	$ (1,516,676)

AR Capital Real Estate Income Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets.  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of December 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 17,814,627	$ -	$ -	$ 17,814,627
Preferred Stock *	$ 9,581,918	$ -	$ -	$ 9,581,918
Short-Term Investments	$ 1,378,348	$ -	$ -	$ 1,378,348
Total Assets	$ 28,774,893	$ -	$ -	$ 28,774,893

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

       John H. Grady, President

Date

3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

       John H. Grady, President

Date

3/3/14

By

/s/ Gerard Scarpati

       Gerard Scarpati, Treasurer

Date

3/3/14